Note 7 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of the components of exploration and evaluation assets [text block]
	Year ended December 31
	2021	2020
Exploration and evaluation assets:
Acquisition costs
Option and other payments	$300	$250
Reclamation obligation	-	149
Total acquisition costs	300	399
Geochemical	228	78
Camp and site costs	319	411
Drilling	3,343	198
Geological consulting	1,968	2,216
Geophysical	215	430
Land taxes and government fees	721	787
Legal, community and other consultation costs	475	393
Travel	213	294
Total for the year	7,782	5,206
Balance, beginning of year	12,472	7,266
Balance, end of year	$20,254	$12,472